Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Company's Principal Subsidiary
As of December 31, 2024, the Company’s principal subsidiary is as follow:

Name of subsidiary	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect ownership	Establish or acquired	Principal activities

Yunxuetang Information Technology (Jiangsu) Co., Ltd.	Suzhou	August 8, 2017	100%	Established	Technology development

Schedule of the Company's Principal VIEs and VIEs' Subsidiaries
As of December 31, 2024, the Company’s principal VIEs and VIEs’ subsidiaries are as follow:

Name of VIEs and VIEs’ subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of economic interest	Establish or acquired	Principal activities
Jiangsu Radnova Intelligence Technology Co., Ltd.(formerly known as Jiangsu Yunxuetang Network Technology Co., Ltd.)*	Suzhou	December 22, 2011	100%	Established	Technology development and sales of SaaS platform
Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly “Beijing Yunxuetang Network Technology Co., Ltd.”)	Beijing	August 21, 2012	100%	Established	Technology development and sales of SaaS platform
Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly “Suzhou Xuancai Network Technology Co., Ltd”)	Suzhou	September 25, 2015	100%	Established	Technology development and sales of SaaS platform

*	The name of this entity was change on March 26, 2025.

Schedule of the Assets, Liabilities of the Consolidated VIEs and their Subsidiaries
The following tables set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole before eliminations of intercompany balances and transactions with other entities of the Group:

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	292,286	143,120
Restricted cash	—	322
Accounts receivable, net	32,790	19,386
Amounts due from the Group’s entities	25,012	149,180
Amounts due from related parties	—	2,000
Prepaid expense and other current assets	9,652	29,450

Total current assets	359,740	343,458

Non-current assets
Long-term investments	126,341	113,884
Property, equipment and software, net	8,469	4,942
Intangible assets, net	12,720	7,069
Operating lease right-of-use assets, net	32,300	25,559
Other non-current assets	4,154	16,092

Total non-current assets	183,984	167,546

Total assets	543,724	511,004

LIABILITIES
Current liabilities
Accounts payable	17,855	6,188
Amounts due to related parties	—	2,452
Short-term borrowings	46,800	163,000
Deferred revenue, current	188,485	125,428
Amounts due to the Group’s entities	6,282	—
Acquisition consideration payable, onshore	5,792	5,792
Other payable and accrued liabilities	40,025	17,451
Operating lease liabilities, current	12,778	8,920

Total current liabilities	318,017	329,231

Non-current liabilities
Loan from the Group’s entity	—	30,000
Operating lease liabilities, non-current	20,257	17,439
Long-term borrowings	219,000	125,500
Deferred revenue, non-current	58,952	57,710

Total non-current liabilities	298,209	230,649

Total liabilities	616,226	559,880

Schedule of the Results of Operations and Changes in Cash and Cash Equivalents of the Consolidated VIEs and their Subsidiaries
The following tables set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole before eliminations of intercompany balances and transactions with other entities of the Group:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Third-party revenues	430,636	424,016	331,190
Cost of revenues	(116,162)	(136,865)	(97,076)

Net loss	(1,952)	(45,835)	(18,255)
Net cash generated from/(used in) operating activities	47,372	(4,070)	(54,515)
Net cash used in investing activities	(28,222)	(10,711)	(147,029)
Net cash generated from financing activities	32,000	185,800	52,700

Net increase/(decrease) in cash, cash equivalents and restricted cash	51,150	171,019	(148,844)
Cash, cash equivalents and restricted cash at beginning of the year	70,117	121,267	292,286

Cash, cash equivalents and restricted cash at end of the year	121,267	292,286	143,442